Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Product Warranty Liability
Changes in warranty liabilities are presented below (in thousands). See
Note 2
for discussion of the material misstatement of the previously reported warranty liability balances as of December 31, 2020.

	Fiscal Year Ended December 31,
	2021	2020 As Restated
Beginning balance	$47,678	$53,296
Accruals for warranties issued	1,551	1,304
Changes to estimates of volume and costs	1,234	(1,002)
Settlements made	(8,207)	(5,920)

Ending balance	$42,256	$47,678

Warranty liability, current, beginning balance	$8,864	$8,038
Warranty liability, noncurrent, beginning balance	$38,814	$45,258
Warranty liability, current, ending balance	$8,868	$8,864
Warranty liability, noncurrent, ending balance	$33,388	$38,814